Estimates, Significant Accounting Policies and Balance Sheet Detail (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 29, 2014	Mar. 21, 2014	Oct. 05, 2012	Mar. 25, 2012
Inventory Write-down		$ 473
Long-term Debt, Fair Value		31,680	$ 23,970
Goodwill, Period Increase (Decrease)		1,970
Goodwill impairment		370	689	$ 0
Goodwill acquired		2,340	156
GOODWILL		7,865	5,894	6,434
Long-term Debt		30,661	23,199
Lake Charles LNG [Member]
GOODWILL		873	184
Southern Union Merger [Member]
Goodwill	[1]							$ 2,497
Sunoco Merger [Member]
Goodwill	[2]						$ 2,641
Susser Merger [Member]
Goodwill					$ 1,734
PVR Acquisition [Member]
Goodwill					$ 370	$ 370
Investment In ETP [Member]
Goodwill impairment		370	689
Goodwill acquired		2,340	156
GOODWILL		7,642	5,856	6,396
Lake Charles LNG [Member]
Goodwill impairment		0	689
Goodwill acquired		0	0
GOODWILL		$ 184	$ 184	$ 873

[1]	Includes ETP’s acquisition of Citrus.
[2]	Includes amounts recorded with respect to Sunoco Logistics.